VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
BRF
Number
of Shares Value
COMMON STOCKS: 99.8%
Capital Goods : 34.7%
Beijing Easpring Material
Technology Co. Ltd. 27,400 $ 156,526
CNGR Advanced Material Co.
Ltd. 28,700 139,127
Contemporary Amperex
Technology Co. Ltd. 175,700 6,137,521
Dongguan Yiheda Automation
Co. Ltd. 17,300 60,255
Eve Energy Co. Ltd. 86,300 560,896
Gaona Aero Material Co. Ltd. 32,100 71,558
Ginlong Technologies Co. Ltd. 15,100 114,673
Hunan Yuneng New Energy
Battery Material Co. Ltd. 27,300 133,877
JL Mag Rare-Earth Co. Ltd. 40,900 109,781
Qingdao TGOOD Electric Co.
Ltd. 49,100 164,156
Shenzhen Inovance
Technology Co. Ltd. 127,800 1,199,729
Siasun Robot & Automation
Co. Ltd. * 80,700 198,765
Sungrow Power Supply Co. Ltd. 98,580 943,404
Sunwoda Electronic Co. Ltd. 93,200 284,493
Wuxi Lead Intelligent
Equipment Co. Ltd. 75,200 218,370
Xi'an Triangle Defense Co. Ltd. 23,600 75,337
10,568,468
Commercial & Professional Services : 0.9%
Beijing Originwater Technology
Co. Ltd. 142,800 92,358
Centre Testing International
Group Co. Ltd. 96,200 170,640
262,998
Consumer Durables & Apparel : 0.6%
DBG Technology Co. Ltd. 25,600 97,834
Huali Industrial Group Co. Ltd. 10,300 88,849
186,683
Consumer Services : 0.5%
Songcheng Performance
Development Co. Ltd. 109,500 138,778
Underline
Financial Services : 11.2%
Beijing Compass Technology
Development Co. Ltd. * 24,565 211,842
East Money Information Co.
Ltd. 853,700 2,656,939
Hithink RoyalFlush Information
Network Co. Ltd. 13,700 538,058
3,406,839
Food, Beverage & Tobacco : 3.5%
Jiangsu Lihua Foods Group Co.
Ltd. 18,700 48,087
Wens Foodstuff Group Co. Ltd. 369,700 848,480
Yihai Kerry Arawana Holdings
Co. Ltd. 38,300 165,852
1,062,419
Number
of Shares Value
Health Care Equipment & Services : 8.7%
Aier Eye Hospital Group Co.
Ltd. 295,500 $ 540,450
Huaxia Eye Hospital Group Co.
Ltd. 12,100 33,199
Intco Medical Technology Co.
Ltd. 29,200 95,980
Jafron Biomedical Co. Ltd. 29,600 106,093
Lepu Medical Technology
Beijing Co. Ltd. 83,800 131,632
Ovctek China, Inc. 33,500 73,182
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. 36,500 1,175,637
Shenzhen New Industries
Biomedical Engineering Co.
Ltd. 22,200 177,542
Sonoscape Medical Corp. 15,700 62,925
Winner Medical Co. Ltd. 12,300 77,794
Winning Health Technology
Group Co. Ltd. 122,500 181,883
2,656,317
Household & Personal Products : 0.5%
By-health Co. Ltd. 67,500 108,101
Yunnan Botanee Bio-
Technology Group Co. Ltd. 9,800 58,291
166,392
Materials : 4.1%
Canmax Technologies Co. Ltd. 39,400 115,422
Hubei Dinglong Co. Ltd. * 46,800 184,542
Hubei Feilihua Quartz Glass
Co. Ltd. 29,100 179,013
Jiangsu Nata Opto-electronic
Material Co. Ltd. 33,500 168,508
Shandong Sinocera Functional
Material Co. Ltd. 53,500 137,166
Shandong Weifang Rainbow
Chemical Co. Ltd. 6,400 49,078
Shenzhen Capchem
Technology Co. Ltd. 33,200 151,890
Sunresin New Materials Co.
Ltd. 16,900 106,884
Weihai Guangwei Composites
Co. Ltd. 35,900 153,798
1,246,301
Media & Entertainment : 2.2%
Beijing Enlight Media Co. Ltd. 86,600 252,670
Kunlun Tech Co. Ltd. 56,700 269,025
Mango Excellent Media Co. Ltd. 42,400 161,491
683,186
Pharmaceuticals, Biotechnology & Life
Sciences : 6.4%
Anhui Anke Biotechnology
Group Co. Ltd. 76,500 89,545
Betta Pharmaceuticals Co. Ltd. 17,300 122,021
BGI Genomics Co. Ltd. 16,100 116,555
China Resources Boya Bio-
pharmaceutical Group Co.
Ltd. 21,200 78,432
Chongqing Zhifei Biological
Products Co. Ltd. 77,500 259,265

VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pharmaceuticals, Biotechnology & Life
Sciences (continued)
CSPC Innovation
Pharmaceutical Co. Ltd. 25,400 $ 130,725
Hangzhou Tigermed
Consulting Co. Ltd. 36,300 253,789
Imeik Technology
Development Co. Ltd. 9,480 233,034
Pharmaron Beijing Co. Ltd. 63,300 234,573
Shenyang Xingqi
Pharmaceutical Co. Ltd. 8,600 92,689
Shenzhen Kangtai Biological
Products Co. Ltd. 42,100 87,977
Walvax Biotechnology Co. Ltd. 110,700 170,348
Yili Chuanning Biotechnology
Co. Ltd. 43,700 76,162
1,945,115
Semiconductors & Semiconductor
Equipment : 4.9%
Hangzhou Chang Chuan
Technology Co. Ltd. 27,500 158,513
Ingenic Semiconductor Co. Ltd. 20,800 206,167
Konfoong Materials
International Co. Ltd. 14,100 146,064
Risen Energy Co. Ltd. 60,600 88,723
SG Micro Corp. 20,800 250,932
Shenzhen SC New Energy
Technology Corp. 18,000 152,941
Suzhou Maxwell Technologies
Co. Ltd. 9,813 110,925
Wuhan DR Laser Technology
Corp. Ltd. 9,200 84,220
Yangzhou Yangjie Electronic
Technology Co. Ltd. 19,800 126,791
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd. 42,100 185,555
1,510,831
Software & Services : 7.8%
Beijing E-Hualu Information
Technology Co. Ltd. * 32,000 106,693
Beijing Sinnet Technology Co.
Ltd. 93,500 216,081
Beijing Ultrapower Software
Co. Ltd. 126,100 229,640
Number
of Shares Value
Software & Services (continued)
Empyrean Technology Co. Ltd. 11,900 $ 189,635
Isoftstone Information
Technology Group Co. Ltd. 38,500 305,326
Jiangsu Hoperun Software Co.
Ltd. * 52,100 374,751
Range Intelligent Computing
Technology Group Co. Ltd. 38,000 298,439
Sangfor Technologies, Inc. 16,300 241,489
Thunder Software Technology
Co. Ltd. 23,800 189,859
Wangsu Science & Technology
Co. Ltd. 139,700 233,008
2,384,921
Technology Hardware & Equipment : 13.8%
Anker Innovations Technology
Co. Ltd. 14,280 202,901
Chaozhou Three-Circle Group
Co. Ltd. 85,900 468,986
Eoptolink Technology, Inc. Ltd. 42,700 590,035
Lens Technology Co. Ltd. 132,700 464,286
Maxscend Microelectronics
Co. Ltd. 23,000 254,905
Shanghai Huace Navigation
Technology Ltd. 23,500 133,952
Shenzhen Longsys Electronics
Co. Ltd. 6,500 83,386
Shenzhen Sunway
Communication Co. Ltd. 55,200 181,338
Suzhou TFC Optical
Communication Co. Ltd. 20,940 249,139
Victory Giant Technology
Huizhou Co. Ltd. 40,000 456,295
Wuhan Jingce Electronic Group
Co. Ltd. 12,600 112,870
Yealink Network Technology
Corp. Ltd. 31,400 176,680
Zhongji Innolight Co. Ltd. 59,800 830,605
4,205,378
Total Common Stocks
(Cost: $30,897,488) 30,424,626
Total Investments: 99.8%
(Cost: $30,897,488) 30,424,626
Other assets less liabilities: 0.2% 67,938
NET ASSETS: 100.0% $ 30,492,564
* Non-income producing